Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40969
Entity Registrant Name	ENTRADA THERAPEUTICS, INC.
Entity Central Index Key	0001689375
Entity Tax Identification Number	81-3983399
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 17-500
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	857
Local Phone Number	520-9158
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	TRDA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false